SIGNIFICANT ACCOUNTING POLICIES- (Disclosure of recognized depreciation and useful lives) (Details)	12 Months Ended
Dec. 31, 2022
Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recognized depreciation percentage	20.00%
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Extraction equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recognized depreciation percentage	20.00%
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recognized depreciation percentage	20.00%
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recognized depreciation percentage	20.00%
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	4 years